JOINT VENTURE WITH GMP BIO AND AFFILIATES, EQUITY METHOD INVESTMENT	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
JOINT VENTURE WITH GMP BIO AND AFFILIATES, EQUITY METHOD INVESTMENT

NOTE 6 - JOINT VENTURE WITH GMP BIO AND AFFILIATES, EQUITY METHOD INVESTMENT

On March 31, 2022, the Company entered into (i) a joint venture (the “JV”) agreement with Dragon and GMP Bio, both affiliates of GMP, (and the Company, Dragon and GMP Bio are collectively called the “Parties”) (the “JVA”), (ii) a license agreement for rights to OT-101 (the “US License Agreement”) for the territory within the United States of America (the “US”) with Sapu Holdings, LLC, a subsidiary of GMP Bio and (iii) a license agreement for rights to OT-101 for the rest of the world with GMP Bio (the “Ex-US Rights Agreement”, and the US License Agreement and the Ex-US License Agreement are collectively called the “Agreements”). For more information on the JV, JVA, and Agreements, refer to our 2022 Annual Report on Form 10-K/A filed with the SEC on April 19, 2023.

As of the effective date of the formation of the JV, the combined enterprise value of GMP Bio was approximately $50.4 million, comprising of the fair value of the Company’s investment in GMP Bio of approximately $22.7 million and the total original capital contributions by Dragon Overseas of approximately $27.7 million. As of December 31, 2023, the JV had approximately $23 million in assets, not including GMP Bio’s capital subscriptions of approximately $18 million; recorded approximately $2.6 million in liabilities and incurred approximately $4.8 million and approximately $4.1 million in operational expenses for the years ended December 31, 2023 and 2022, respectively. While GMP’s fiscal year commences on April 1 and ends on March 31, the Company has reported the operational expenses for the same fiscal period as the Company. The Company elected the fair value option under subsection of Section 825-10-15 to account for its equity-method investment as the Company believes that it the most appropriate method to properly value the Company and record a change in value when and upon conducting a fair value assessment. GMP Bio conducted a fair value valuation study of the entity. Based on the results of the valuation study and the 45% ownership of the Company in GMP Bio, the Company reported a change in fair value of the Company. As such, the Company reported a change in fair value of the investment in GMP Bio of approximately $13,000 as of December 31, 2023. As of December 31, 2022, the Company did not believe the fair value of the JV has changed during the year ended December 31, 2022 and hence had not recorded a change in fair value.

A summary of the change in fair value of our investment in GMP Bio, as of December 31, 2023 and 2022 is shown below:

	December 31, 2023	December 31, 2022
Balance at January 1, 2023 and 2022	$22,640,519	$22,640,519
Add: change in fair value of investment in GMP Bio	12,706	-

Balance at December 31, 2023 and 2022	$22,653,225	$22,640,519

For information on the various notes from GMP, refer to Note 5 – GMP Notes of the Notes to the Consolidated Financial Statements above.